Award Timing Disclosure	12 Months Ended
Jun. 30, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	STOCK OPTION GRANT TIMING

The Company does not have a formal policy with respect to the timing of stock option grants, however, stock options are not granted in anticipation of the release of material nonpublic information and the release of material non-public information is not timed based upon option grant dates or for the purpose of affecting the value of executive compensation. In addition, the Company does not take material non-public information into account when determining the timing and terms of stock option grants. Historically, when stock options were granted, it has been the practice of the Company to approve equity grants at its Compensation Committee meeting held annually in May. No stock options have been granted since fiscal year 2021.
Award Timing Method	stock options are not granted in anticipation of the release of material nonpublic information and the release of material non-public information is not timed based upon option grant dates or for the purpose of affecting the value of executive compensation